STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings Inc.	68,565	[a]	468,299
Dorman Products Inc.	16,762	[a]	1,376,495
Gentherm Inc.	19,662	[a]	977,791
LCI Industries	15,079		1,529,915
Motorcar Parts of America Inc.	11,841	[a]	180,220
Patrick Industries Inc.	12,841		562,949
Standard Motor Products Inc.	10,957		356,103
Winnebago Industries Inc.	18,826		1,001,731
XPEL Inc.	11,601	[a,b]	747,568
			7,201,071
Banks - 13.0%
Allegiance Bancshares Inc.	11,260		468,754
Ameris Bancorp	38,738		1,731,976
Axos Financial Inc.	31,572	[a]	1,080,710
Banc of California Inc.	32,560		519,983
BancFirst Corp.	10,336	[b]	924,762
BankUnited Inc.	46,270		1,581,046
Banner Corp.	20,307		1,199,738
Berkshire Hills Bancorp Inc.	27,209		742,806
Brookline Bancorp Inc.	45,206		526,650
Capitol Federal Financial Inc.	76,373		633,896
CBTX Inc.	10,630	[a]	310,928
Central Pacific Financial Corp.	16,582		343,082
City Holding Co.	8,759		776,836
Columbia Banking System Inc.	46,730		1,350,030
Community Bank System Inc.	31,872		1,914,870
Customers Bancorp Inc.	17,938	[a]	528,812
CVB Financial Corp.	78,025		1,975,593
Dime Community Bancshares Inc.	19,282		564,577
Eagle Bancorp Inc.	19,096		855,883
FB Financial Corp.	20,837		796,182
First Bancorp/NC	20,888		764,083
First Bancorp/Puerto Rice	111,611		1,526,838
First Commonwealth Financial Corp.	54,923		705,211
First Financial Bancorp	55,917		1,178,730
First Hawaiian Inc.	75,765		1,866,092
Flagstar Bancorp Inc.	31,491		1,051,799
Hanmi Financial Corp.	18,072		427,945
Heritage Financial Corp.	21,037		556,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Banks - 13.0% (continued)
Hilltop Holdings Inc.	27,163		675,001
HomeStreet Inc.	10,654		306,942
Hope Bancorp Inc.	70,512		891,272
Independent Bank Corp.	27,267		2,032,210
Independent Bank Group Inc.	21,036		1,291,400
Lakeland Financial Corp.	14,970		1,089,966
Mr. Cooper Group Inc.	42,493	[a]	1,720,966
National Bank Holdings Corp., Cl. A	17,596		650,876
NBT Bancorp Inc.	25,418		964,613
NMI Holdings Inc., Cl. A	50,270	[a]	1,024,000
Northfield Bancorp Inc.	25,765		368,697
Northwest Bancshares Inc.	74,607		1,007,941
OFG Bancorp	28,254		710,023
Pacific Premier Bancorp Inc.	56,379		1,745,494
Park National Corp.	8,659		1,077,872
Pathward Financial Inc.	17,120		564,275
Preferred Bank	8,020		523,145
Provident Financial Services Inc.	44,544		868,608
Renasant Corp.	32,983		1,031,708
S&T Bancorp Inc.	23,174		679,230
Seacoast Banking Corp. of Florida	36,494		1,103,214
ServisFirst Bancshares Inc.	29,002		2,320,160
Simmons First National Corp., Cl. A	75,937		1,654,667
Southside Bancshares Inc.	18,379		649,881
The Bancorp Inc.	33,501	[a]	736,352
Tompkins Financial Corp.	7,320		531,578
Triumph Bancorp Inc.	13,645	[a]	741,606
TrustCo Bank Corp.	11,353		356,711
Trustmark Corp.	36,299		1,111,838
United Community Bank Inc.	62,721		2,076,065
Veritex Holdings Inc.	32,020		851,412
Walker & Dunlop Inc.	18,171		1,521,458
Westamerica Bancorporation	15,783		825,293
WSFS Financial Corp.	37,775		1,755,026
			62,364,161
Capital Goods - 10.7%
AAON Inc.	24,918		1,342,582
AAR Corp.	19,882	[a]	712,173
Aerojet Rocketdyne Holdings Inc.	44,741	[a]	1,789,193
AeroVironment Inc.	14,802	[a]	1,233,895
Alamo Group Inc.	6,097		745,480
Albany International Corp., Cl. A	18,477		1,456,542
American Woodmark Corp.	9,929	[a]	435,486
Apogee Enterprises Inc.	13,074		499,688

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 10.7% (continued)
Applied Industrial Technologies Inc.	22,812		2,344,617
Arcosa Inc.	28,679		1,639,865
Astec Industries Inc.	13,657		425,962
AZZ Inc.	14,595		532,863
Barnes Group Inc.	29,553		853,491
Boise Cascade Co.	23,364		1,389,223
CIRCOR International Inc.	12,372	[a]	204,014
Comfort Systems USA Inc.	21,237		2,066,997
DXP Enterprises Inc.	9,409	[a]	222,805
Encore Wire Corp.	11,348	[b]	1,311,148
Enerpac Tool Group Corp.	34,468		614,564
EnPro Industries Inc.	12,346		1,049,163
ESCO Technologies Inc.	15,367		1,128,552
Federal Signal Corp.	35,983		1,342,886
Franklin Electric Co.	23,089		1,886,602
Gibraltar Industries Inc.	18,839	[a]	771,080
GMS Inc.	25,266	[a]	1,010,893
Granite Construction Inc.	26,129		663,415
Griffon Corp.	28,095		829,364
Hillenbrand Inc.	41,192		1,512,570
Insteel Industries Inc.	11,574		307,058
John Bean Technologies Corp.	18,850		1,621,100
Kaman Corp.	16,760		468,107
Lindsay Corp.	6,553		938,914
Moog Inc., Cl. A	17,192		1,209,457
Mueller Industries Inc.	33,609		1,997,719
MYR Group Inc.	9,908	[a]	839,505
National Presto Industries Inc.	3,131		203,672
NOW Inc.	65,377	[a]	657,039
NV5 Global Inc.	7,354	[a]	910,572
Park Aerospace Corp.	12,005		132,535
PGT Innovations Inc.	35,270	[a]	739,259
Powell Industries Inc.	5,470		115,308
Proto Labs Inc.	16,289	[a]	593,408
Quanex Building Products Corp.	19,956		362,401
Resideo Technologies Inc.	86,325	[a]	1,645,354
SPX Technologies Inc.	26,835	[a]	1,481,829
Standex International Corp.	7,073		577,510
Tennant Co.	10,922		617,748
The Greenbrier Companies	19,178		465,450
Titan International Inc.	30,145	[a]	365,960
Trinity Industries Inc.	48,387	[b]	1,033,062
Triumph Group Inc.	38,876	[a]	333,945
UFP Industries Inc.	36,535		2,636,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Capital Goods - 10.7% (continued)
Veritiv Corp.	8,297	[a]	811,198
Wabash National Corp.	28,661		445,965
			51,525,554
Commercial & Professional Services - 3.1%
ABM Industries Inc.	39,642		1,515,514
Brady Corp., Cl. A	27,779		1,159,218
CoreCivic Inc.	69,774	[a]	616,802
Deluxe Corp.	25,465		423,992
Exponent Inc.	30,353		2,661,048
Forrester Research Inc.	6,479	[a]	233,309
Harsco Corp.	46,222	[a]	172,870
Healthcare Services Group Inc.	43,900		530,751
Heidrick & Struggles International Inc.	11,649		302,758
HNI Corp.	24,638		653,153
Interface Inc.	35,321		317,536
KAR Auction Services Inc.	68,689	[a]	767,256
Kelly Services Inc., Cl. A	20,568		279,519
Korn Ferry	32,240		1,513,668
Matthews International Corp., Cl. A	18,281		409,677
Pitney Bowes Inc.	98,521		229,554
Resources Connection Inc.	18,284		330,392
The GEO Group Inc.	73,781	[a,b]	568,114
TrueBlue Inc.	19,326	[a]	368,740
UniFirst Corp.	8,972		1,509,360
Viad Corp.	12,270	[a]	387,487
			14,950,718
Consumer Durables & Apparel - 3.5%
Cavco Industries Inc.	4,910	[a]	1,010,282
Century Communities Inc.	17,057		729,698
Ethan Allen Interiors Inc.	13,589		287,271
G-III Apparel Group Ltd.	25,435	[a]	380,253
Green Brick Partners Inc.	16,256	[a,b]	347,553
Installed Building Products Inc.	13,963		1,130,863
iRobot Corp.	16,030	[a,b]	902,970
Kontoor Brands Inc.	29,024	[b]	975,497
La-Z-Boy Inc.	25,924		585,105
LGI Homes Inc.	12,159	[a,b]	989,378
M.D.C. Holdings Inc.	33,495		918,433
M/I Homes Inc.	16,543	[a]	599,353
Meritage Homes Corp.	21,668	[a]	1,522,610
Movado Group Inc.	9,736		274,360
Oxford Industries Inc.	8,876		796,887
Sonos Inc.	75,414	[a]	1,048,255
Steven Madden Ltd.	44,019		1,173,987

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Durables & Apparel - 3.5% (continued)
Sturm Ruger & Co.	10,625	[b]	539,644
Tri Pointe Homes Inc.	60,130	[a]	908,564
Tupperware Brands Corp.	22,976	[a]	150,493
Unifi Inc.	7,295	[a]	69,375
Universal Electronics Inc.	7,190	[a]	141,427
Vista Outdoor Inc.	33,793	[a,b]	821,846
Wolverine World Wide Inc.	46,692		718,590
			17,022,694
Consumer Services - 2.6%
Adtalem Global Education Inc.	26,843	[a]	978,427
BJ's Restaurants Inc.	13,744	[a]	327,794
Bloomin' Brands Inc.	52,714		966,248
Brinker International Inc.	25,838	[a]	645,433
Chuy's Holdings Inc.	11,443	[a]	265,249
Dave & Buster's Entertainment Inc.	25,228	[a]	782,825
Dine Brands Global Inc.	9,359	[b]	594,858
El Pollo Loco Holdings Inc.	11,421	[a]	101,875
Frontdoor Inc.	48,277	[a]	984,368
Golden Entertainment Inc.	12,882	[a]	449,453
Jack in the Box Inc.	12,425		920,320
Monarch Casino & Resort Inc.	7,840	[a]	440,138
Perdoceo Education Corp.	40,078	[a]	412,803
Ruth's Hospitality Group Inc.	18,689		315,097
Shake Shack Inc., Cl. A	22,192	[a]	998,196
Six Flags Entertainment Corp.	44,012	[a,b]	779,012
Strategic Education Inc.	13,328		818,472
Stride Inc.	24,091	[a]	1,012,545
The Cheesecake Factory Inc.	28,827	[b]	844,055
WW International Inc.	32,870	[a]	129,179
			12,766,347
Diversified Financials - 2.9%
Apollo Commercial Real Estate Finance Inc.	77,120	[c]	640,096
ARMOUR Residential REIT Inc.	67,790	[c]	330,137
B. Riley Financial Inc.	9,420		419,378
Blucora Inc.	28,465	[a]	550,513
Brightsphere Investment Group Inc.	19,361		288,673
Donnelley Financial Solutions Inc.	15,186	[a]	561,426
Ellington Financial Inc.	33,960	[c]	386,125
Encore Capital Group Inc.	14,145	[a]	643,315
Enova International Inc.	18,985	[a]	555,691
EZCORP Inc., Cl. A	31,702	[a]	244,422
Franklin BSP Realty Trust Inc.	49,333	[b,c]	531,316
Granite Point Mortgage Trust Inc.	31,452	[c]	202,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Diversified Financials - 2.9% (continued)
Green Dot Corp., Cl. A	28,393	[a]	538,899
Invesco Mortgage Capital Inc.	19,275	[c]	213,953
KKR Real Estate Finance Trust Inc.	34,190	[b,c]	555,587
LendingTree Inc.	6,615	[a]	157,834
New York Mortgage Trust Inc.	223,448	[c]	522,868
PennyMac Mortgage Investment Trust	53,661	[b,c]	632,127
Piper Sandler Cos.	8,135		852,060
PRA Group Inc.	23,082	[a]	758,475
PROG Holdings Inc.	29,964	[a]	448,861
Ready Capital Corp.	59,644	[b,c]	604,790
Redwood Trust Inc.	69,796	[c]	400,629
StoneX Group Inc.	10,214	[a]	847,149
Two Harbors Investment Corp.	206,068	[b,c]	684,146
Virtus Investment Partners Inc.	4,061		647,811
WisdomTree Investments Inc.	67,234		314,655
World Acceptance Corp.	2,210	[a]	213,972
			13,747,459
Energy - 4.6%
Archrock Inc.	78,567		504,400
Bristow Group Inc.	14,114	[a]	331,538
Callon Petroleum Co.	30,292	[a,b]	1,060,523
Civitas Resources Inc.	30,847	[b]	1,770,309
CONSOL Energy Inc.	19,511		1,254,948
Core Laboratories NV	27,980	[b]	377,170
DMC Global Inc.	11,361	[a]	181,549
Dorian LPG Ltd.	18,339		248,860
Dril-Quip Inc.	20,537	[a]	400,882
Green Plains Inc.	34,386	[a,b]	999,601
Helix Energy Solutions Group Inc.	83,996	[a]	324,225
Helmerich & Payne Inc.	62,391		2,306,595
Laredo Petroleum Inc.	10,114	[a,b]	635,665
Nabors Industries Ltd.	5,313	[a]	539,004
Oceaneering International Inc.	60,149	[a]	478,786
Oil States International Inc.	37,911	[a]	147,474
Par Pacific Holdings Inc.	32,719	[a]	536,919
Patterson-UTI Energy Inc.	128,394		1,499,642
PBF Energy Inc., Cl. A	63,564	[a]	2,234,910
ProPetro Holding Corp.	51,016	[a]	410,679
Ranger Oil Corp., Cl. A	11,762	[b]	369,915
REX American Resources Corp.	9,159	[a]	255,719
RPC Inc.	48,370		335,204
SM Energy Co.	72,664		2,732,893
Talos Energy Inc.	38,427	[a]	639,810
U.S. Silica Holdings Inc.	45,111	[a]	493,965

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Energy - 4.6% (continued)
World Fuel Services Corp.	36,743		861,256
			21,932,441
Food & Staples Retailing - .8%
PriceSmart Inc.	14,774		850,835
SpartanNash Co.	21,197		615,137
The Andersons Inc.	18,917		586,995
The Chefs' Warehouse Inc.	20,182	[a]	584,673
United Natural Foods Inc.	34,551	[a]	1,187,518
			3,825,158
Food, Beverage & Tobacco - 2.8%
B&G Foods Inc.	42,362	[b]	698,549
Calavo Growers Inc.	10,450	[a]	331,788
Cal-Maine Foods Inc.	22,481		1,249,719
Fresh Del Monte Produce Inc.	18,225		423,549
Hostess Brands Inc.	81,278	[a]	1,888,901
J&J Snack Foods Corp.	8,845		1,145,162
John B. Sanfilippo & Son Inc.	5,280		399,854
MGP Ingredients Inc.	9,083		964,251
National Beverage Corp.	13,718	[a]	528,692
Seneca Foods Corp., Cl. A	3,247	[a]	163,779
The Hain Celestial Group Inc.	53,093	[a]	896,210
The Simply Good Foods Company	50,656	[a]	1,620,485
Tootsie Roll Industries Inc.	10,553		351,204
TreeHouse Foods Inc.	29,971	[a]	1,271,370
Universal Corp.	14,617		672,967
Vector Group Ltd.	77,986		687,057
			13,293,537
Health Care Equipment & Services - 7.7%
AdaptHealth Corp.	45,496	[a,b]	854,415
Addus HomeCare Corp.	9,602	[a]	914,494
Allscripts Healthcare Solutions Inc.	65,671	[a]	1,000,169
AMN Healthcare Services Inc.	25,660	[a]	2,718,934
AngioDynamics Inc.	23,102	[a]	472,667
Apollo Medical Holdings Inc.	23,244	[a,b]	906,516
Artivion Inc.	24,141	[a]	334,111
Avanos Medical Inc.	27,463	[a]	598,144
BioLife Solutions Inc.	20,146	[a,b]	458,321
Cardiovascular Systems Inc.	23,926	[a]	331,614
Community Health Systems Inc.	76,655	[a]	164,808
Computer Programs & Systems Inc.	9,048	[a]	252,258
CONMED Corp.	18,025		1,445,064
CorVel Corp.	5,492	[a]	760,258
Covetrus Inc.	62,103	[a]	1,296,711
Cross Country Healthcare Inc.	21,517	[a]	610,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 7.7% (continued)
Cutera Inc.	10,533	[a,b]	480,305
Embecta Corp.	34,118		982,257
Enhabit Inc.	29,061	[a]	408,016
Fulgent Genetics Inc.	12,091	[a,b]	460,909
Glaukos Corp.	28,231	[a]	1,503,018
Hanger Inc.	22,677	[a]	424,513
HealthStream Inc.	14,783	[a]	314,287
Heska Corp.	6,054	[a]	441,458
Inogen Inc.	13,394	[a]	325,206
Integer Holdings Corp.	19,749	[a]	1,228,980
Lantheus Holdings Inc.	40,758	[a]	2,866,510
LeMaitre Vascular Inc.	11,557		585,709
Meridian Bioscience Inc.	26,109	[a]	823,217
Merit Medical Systems Inc.	33,474	[a]	1,891,616
Mesa Laboratories Inc.	2,974	[b]	418,828
ModivCare Inc.	7,407	[a]	738,330
NextGen Healthcare Inc.	32,624	[a]	577,445
OptimizeRx Corp.	10,976	[a]	162,664
OraSure Technologies Inc.	44,496	[a]	168,640
Orthofix Medical Inc.	12,196	[a]	233,066
Owens & Minor Inc.	45,155	[a]	1,088,235
Pediatrix Medical Group Inc.	49,978	[a]	825,137
RadNet Inc.	28,619	[a]	582,397
Select Medical Holdings Corp.	61,203		1,352,586
Simulations Plus Inc.	9,443	[b]	458,363
SurModics Inc.	8,497	[a]	258,309
The Ensign Group Inc.	32,705		2,600,047
The Joint Corp.	8,903	[a]	139,866
The Pennant Group Inc.	16,704	[a]	173,889
U.S. Physical Therapy Inc.	7,615	[b]	578,892
Varex Imaging Corp.	23,615	[a]	499,221
Zimvie Inc.	12,803	[a]	126,366
Zynex Inc.	13,925	[b]	126,300
			36,963,503
Household & Personal Products - 1.4%
Central Garden & Pet Co.	5,996	[a]	216,096
Central Garden & Pet Co., Cl. A	24,150	[a]	824,964
e.l.f. Beauty Inc.	29,504	[a]	1,109,940
Edgewell Personal Care Co.	30,770		1,150,798
Inter Parfums Inc.	10,506		792,783
Medifast Inc.	6,541		708,783
USANA Health Sciences Inc.	6,678	[a]	374,302
WD-40 Co.	8,101	[b]	1,423,670
			6,601,336

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Insurance - 2.7%
Ambac Financial Group Inc.	27,109	[a]	345,640
American Equity Investment Life Holding Co.	42,176	[a]	1,572,743
AMERISAFE Inc.	11,632		543,563
Assured Guaranty Ltd.	36,761		1,781,070
Employers Holdings Inc.	16,081		554,634
Genworth Financial Inc., Cl. A	298,565	[a]	1,044,977
HCI Group Inc.	4,248		166,522
Horace Mann Educators Corp.	24,282		856,912
James River Group Holdings Ltd.	22,385		510,602
Mercury General Corp.	15,519		441,050
Palomar Holdings Inc.	14,957	[a]	1,252,200
ProAssurance Corp.	31,867		621,725
Safety Insurance Group Inc.	8,638		704,515
Selectquote Inc.	76,967	[a]	56,186
SiriusPoint Ltd.	51,441	[a]	254,633
Stewart Information Services Corp.	16,004		698,415
Trupanion Inc.	20,651	[a,b]	1,227,289
United Fire Group Inc.	12,810		368,031
Universal Insurance Holdings Inc.	15,957		157,176
			13,157,883
Materials - 5.5%
AdvanSix Inc.	16,501		529,682
American Vanguard Corp.	16,972		317,376
Arconic Corp.	60,799	[a]	1,036,015
ATI Inc.	77,054	[a]	2,050,407
Balchem Corp.	19,082	[a]	2,319,990
Carpenter Technology Corp.	28,513		887,895
Century Aluminum Co.	31,121	[a]	164,319
Clearwater Paper Corp.	9,927	[a]	373,255
Compass Minerals International Inc.	20,339	[b]	783,662
FutureFuel Corp.	14,870		89,815
H.B. Fuller Co.	31,544		1,895,794
Hawkins Inc.	11,195		436,493
Haynes International Inc.	7,350		258,132
Innospec Inc.	14,637		1,253,952
Kaiser Aluminum Corp.	9,434		578,776
Koppers Holdings Inc.	12,538		260,540
Livent Corp.	106,257	[a,b]	3,256,777
Materion Corp.	12,137		970,960
Mativ Holdings Inc.	32,323		713,692
Mercer International Inc.	23,743		292,039
Minerals Technologies Inc.	19,066		942,051
Myers Industries Inc.	21,680		357,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 5.5% (continued)
O-I Glass Inc.	92,421	[a]	1,196,852
Olympic Steel Inc.	5,389		122,923
Quaker Chemical Corp.	8,049	[b]	1,162,115
Rayonier Advanced Materials Inc.	39,369	[a]	124,012
Stepan Co.	12,577		1,178,088
SunCoke Energy Inc.	48,979		284,568
Sylvamo Corp.	19,651		666,169
TimkenSteel Corp.	24,696	[a]	370,193
Tredegar Corp.	15,257		144,026
Trinseo Plc	20,710		379,407
Warrior Met Coal Inc.	30,805		876,094
			26,273,139
Media & Entertainment - 1.4%
AMC Networks Inc., Cl. A	16,585	[a]	336,676
Cars.com Inc.	37,225	[a]	428,088
Cinemark Holdings Inc.	63,586	[a]	770,026
Gannett Co.	87,883	[a]	134,461
QuinStreet Inc.	29,758	[a]	312,459
Scholastic Corp.	17,952		552,204
Shutterstock Inc.	14,247		714,772
TechTarget Inc.	16,018	[a]	948,266
The E.W. Scripps Company, Cl. A	34,252	[a]	386,020
The Marcus Corp.	14,038	[b]	194,988
Thryv Holdings Inc.	17,904	[a]	408,748
Yelp Inc.	41,577	[a]	1,409,876
			6,596,584
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Amphastar Pharmaceuticals Inc.	22,301	[a]	626,658
ANI Pharmaceuticals Inc.	7,218	[a,b]	231,987
Anika Therapeutics Inc.	8,900	[a]	211,820
Arcus Biosciences Inc.	30,755	[a,b]	804,551
Avid Bioservices Inc.	36,659	[a,b]	700,920
Cara Therapeutics Inc.	26,631	[a]	249,266
Catalyst Pharmaceuticals Inc.	56,162	[a]	720,558
Coherus Biosciences Inc.	37,785	[a]	363,114
Collegium Pharmaceutical Inc.	20,310	[a]	325,366
Corcept Therapeutics Inc.	56,544	[a]	1,449,788
Cytokinetics Inc.	55,793	[a,b]	2,703,171
Dynavax Technologies Corp.	69,496	[a,b]	725,538
Eagle Pharmaceuticals Inc.	6,505	[a]	171,862
Emergent BioSolutions Inc.	26,410	[a]	554,346
Enanta Pharmaceuticals Inc.	11,528	[a]	597,957
Harmony Biosciences Holdings Inc.	17,479	[a]	774,145
Innoviva Inc.	37,562	[a]	436,095

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Ironwood Pharmaceuticals Inc.	79,063	[a]	819,093
iTeos Therapeutics Inc.	14,455	[a]	275,368
Ligand Pharmaceuticals Inc.	9,544	[a]	821,834
Myriad Genetics Inc.	47,889	[a]	913,722
Nektar Therapeutics	109,566	[a]	350,611
NeoGenomics Inc.	74,403	[a]	640,610
Organogenesis Holdings Inc.	43,175	[a]	139,887
Pacira Biosciences Inc.	27,124	[a]	1,442,726
Phibro Animal Health Corp., Cl. A	12,562		166,949
Prestige Consumer Healthcare Inc.	29,478	[a]	1,468,889
REGENXBIO Inc.	22,436	[a]	592,983
Supernus Pharmaceuticals Inc.	31,818	[a]	1,077,039
uniQure NV	24,352	[a]	456,844
Vanda Pharmaceuticals Inc.	33,105	[a]	327,077
Vericel Corp.	27,724	[a]	643,197
Vir Biotechnology Inc.	44,526	[a]	858,461
Xencor Inc.	35,410	[a]	919,952
			23,562,384
Real Estate - 7.6%
Acadia Realty Trust	56,693	[c]	715,466
Agree Realty Corp.	47,312	[c]	3,197,345
Alexander & Baldwin Inc.	43,217	[c]	716,538
American Assets Trust Inc.	30,984	[c]	796,908
Anywhere Real Estate Inc.	67,784	[a]	549,728
Armada Hoffler Properties Inc.	40,143	[c]	416,684
Brandywine Realty Trust	102,165	[c]	689,614
CareTrust REIT Inc.	57,328	[c]	1,038,210
Centerspace	9,031	[c]	607,967
Chatham Lodging Trust	28,850	[a,c]	284,750
Community Healthcare Trust Inc.	14,062	[c]	460,530
DiamondRock Hospitality Co.	125,204	[c]	940,282
Diversified Healthcare Trust	147,622	[c]	146,161
Douglas Elliman Inc.	40,429		165,759
Easterly Government Properties Inc.	54,327	[c]	856,737
Essential Properties Realty Trust Inc.	83,737	[c]	1,628,685
Four Corners Property Trust Inc.	48,167	[c]	1,165,160
Franklin Street Properties Corp.	53,489	[c]	140,676
Getty Realty Corp.	25,022	[c]	672,842
Global Net Lease Inc.	61,718	[c]	657,297
Hersha Hospitality Trust, Cl. A	20,401	[c]	162,800
Hudson Pacific Properties Inc.	75,285	[c]	824,371
Industrial Logistics Properties Trust	39,276	[c]	216,018
Innovative Industrial Properties Inc.	16,610	[c]	1,469,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 7.6% (continued)
iStar Inc.	50,836	[c]	470,741
LTC Properties Inc.	23,960	[b,c]	897,302
LXP Industrial Trust	166,155	[c]	1,521,980
Marcus & Millichap Inc.	14,880	[b]	487,766
NexPoint Residential Trust Inc.	13,444	[c]	621,247
Office Properties Income Trust	29,203	[c]	410,302
Orion Office REIT Inc.	33,319	[c]	291,541
Outfront Media Inc.	85,728	[c]	1,302,208
RE/MAX Holdings Inc., Cl. A	10,950		207,065
Retail Opportunity Investments Corp.	74,239	[c]	1,021,529
RPT Realty	50,269	[c]	380,034
Safehold Inc.	10,216	[c]	270,315
Saul Centers Inc.	7,678	[c]	287,925
Service Properties Trust	96,953	[c]	503,186
SITE Centers Corp.	110,198	[c]	1,180,221
Summit Hotel Properties Inc.	63,884	[c]	429,300
Sunstone Hotel Investors Inc.	126,057	[c]	1,187,457
Tanger Factory Outlet Centers Inc.	62,225	[c]	851,238
The St. Joe Company	20,180		646,365
Uniti Group Inc.	140,145	[c]	974,008
Universal Health Realty Income Trust	7,605	[c]	328,612
Urban Edge Properties	69,090	[c]	921,661
Urstadt Biddle Properties Inc., Cl. A	17,646	[c]	273,689
Veris Residential Inc.	46,987	[a,c]	534,242
Washington Real Estate Investment Trust	51,585	[b,c]	905,833
Whitestone REIT	27,129	[c]	229,511
Xenia Hotels & Resorts Inc.	67,534	[c]	931,294
			36,587,085
Retailing - 4.8%
Abercrombie & Fitch Co., Cl. A	29,402	[a]	457,201
Academy Sports & Outdoors Inc.	50,465		2,128,614
American Eagle Outfitters Inc.	92,241	[a]	897,505
America's Car-Mart Inc.	3,595	[a,b]	219,367
Asbury Automotive Group Inc.	13,124	[a]	1,983,036
Bed Bath & Beyond Inc.	41,260	[a,b]	251,273
Big Lots Inc.	17,209	[b]	268,632
Boot Barn Holdings Inc.	17,583	[a]	1,027,902
Caleres Inc.	21,786		527,657
Chico's FAS Inc.	75,644	[a]	366,117
Conn's Inc.	7,452	[a]	52,760
Designer Brands Inc., Cl. A	33,564		513,865
Genesco Inc.	7,823	[a]	307,600
Group 1 Automotive Inc.	9,366	[b]	1,338,120

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 4.8% (continued)
Guess? Inc.	19,839	[b]	291,038
Haverty Furniture Cos.	7,900		196,710
Hibbett Inc.	7,659		381,495
Leslie's Inc.	87,666	[a]	1,289,567
Liquidity Services Inc.	15,961	[a]	259,526
Ll Flooring Holdings Inc.	17,500	[a]	121,275
MarineMax Inc.	12,974	[a]	386,495
Mister Car Wash Inc.	46,678	[a]	400,497
Monro Inc.	19,128		831,303
National Vision Holdings Inc.	46,819	[a]	1,528,640
PetMed Express Inc.	12,167		237,500
Rent-A-Center Inc.	31,294		547,958
Sally Beauty Holdings Inc.	63,400	[a]	798,840
Shoe Carnival Inc.	10,152		217,659
Signet Jewelers Ltd.	27,578		1,577,186
Sleep Number Corp.	12,943	[a]	437,603
Sonic Automotive Inc., Cl. A	11,013		476,863
The Aaron's Company	18,505		179,869
The Buckle Inc.	17,620		557,849
The Cato Corp., Cl. A	10,049		95,867
The Children's Place Inc.	7,747	[a]	239,305
The ODP Corp.	25,371	[a]	891,791
Urban Outfitters Inc.	35,768	[a]	702,841
Zumiez Inc.	9,292	[a,b]	200,057
			23,187,383
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd.	12,978	[a,b]	399,203
Axcelis Technologies Inc.	19,589	[a]	1,186,310
CEVA Inc.	13,735	[a]	360,269
Cohu Inc.	28,420	[a]	732,668
Diodes Inc.	26,879	[a]	1,744,716
FormFactor Inc.	45,725	[a]	1,145,411
Ichor Holdings Ltd.	17,104	[a]	414,088
Kulicke & Soffa Industries Inc.	34,434	[b]	1,326,742
MaxLinear Inc.	42,512	[a]	1,386,741
Onto Innovation Inc.	29,445	[a]	1,885,952
PDF Solutions Inc.	17,736	[a]	435,064
Photronics Inc.	36,674	[a]	536,174
Rambus Inc.	65,644	[a]	1,668,670
SMART Global Holdings Inc.	29,542	[a]	468,832
Ultra Clean Holdings Inc.	26,719	[a]	688,014
Veeco Instruments Inc.	30,418	[a]	557,258
			14,936,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Software & Services - 3.4%
8x8 Inc.	69,404	[a]	239,444
A10 Networks Inc.	38,959		516,986
Adeia Inc.	61,391		868,069
Agilysys Inc.	11,697	[a]	647,429
Alarm.com Holdings Inc.	29,414	[a]	1,907,792
Cerence Inc.	23,485	[a]	369,889
Consensus Cloud Solutions Inc.	10,359	[a]	489,981
CSG Systems International Inc.	18,971		1,003,186
Digital Turbine Inc.	53,219	[a,b]	766,886
Ebix Inc.	14,041		266,358
EVERTEC Inc.	38,795		1,216,223
InterDigital Inc.	17,589		710,947
LivePerson Inc.	40,668	[a]	383,093
Liveramp Holdings Inc.	39,770	[a]	722,223
OneSpan Inc.	21,069	[a]	181,404
Perficient Inc.	20,540	[a]	1,335,511
Progress Software Corp.	25,881	[b]	1,101,237
SPS Commerce Inc.	21,390	[a]	2,657,280
TTEC Holdings Inc.	11,070		490,512
Unisys Corp.	40,044	[a]	302,332
			16,176,782
Technology Hardware & Equipment - 6.0%
3D Systems Corp.	77,624	[a,b]	619,440
ADTRAN Holdings Inc.	41,902		820,441
Advanced Energy Industries Inc.	22,177		1,716,722
Arlo Technologies Inc.	52,159	[a]	242,018
Avid Technology Inc.	20,168	[a,b]	469,108
Badger Meter Inc.	17,383		1,606,015
Benchmark Electronics Inc.	21,045		521,495
Clearfield Inc.	6,729	[a]	704,123
Comtech Telecommunications Corp.	16,274		162,903
Corsair Gaming Inc.	22,511	[a,b]	255,500
CTS Corp.	18,733		780,229
Diebold Nixdorf Inc.	45,010	[a]	109,824
Digi International Inc.	21,049	[a]	727,664
ePlus Inc.	16,004	[a]	664,806
Extreme Networks Inc.	76,797	[a]	1,003,737
Fabrinet	21,829	[a]	2,083,578
FARO Technologies Inc.	10,786	[a]	295,968
Harmonic Inc.	61,921	[a]	809,307
Insight Enterprises Inc.	18,231	[a]	1,502,417
Itron Inc.	26,803	[a]	1,128,674
Knowles Corp.	53,844	[a,b]	655,281
Methode Electronics Inc.	21,831		811,022

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Technology Hardware & Equipment - 6.0% (continued)
NETGEAR Inc.	17,239	[a]	345,470
NETSCOUT Systems Inc.	40,348	[a]	1,263,699
OSI Systems Inc.	9,395	[a]	677,004
PC Connection Inc.	6,465	[a]	291,507
Plexus Corp.	16,450	[a]	1,440,362
Rogers Corp.	11,102	[a]	2,685,352
Sanmina Corp.	34,289	[a]	1,580,037
ScanSource Inc.	14,789	[a]	390,577
TTM Technologies Inc.	60,829	[a]	801,726
Viavi Solutions Inc.	135,050	[a]	1,762,402
			28,928,408
Telecommunication Services - .7%
ATN International Inc.	6,520		251,476
Cogent Communications Holdings Inc.	25,212		1,315,058
Consolidated Communications Holdings Inc.	44,216	[a]	183,939
Gogo Inc.	38,927	[a]	471,795
Shenandoah Telecommunications Co.	29,375	[a]	499,962
Telephone & Data Systems Inc.	59,063		820,976
			3,543,206
Transportation - 2.0%
Allegiant Travel Co.	9,080	[a]	662,658
ArcBest Corp.	14,553		1,058,440
Atlas Air Worldwide Holdings Inc.	15,280	[a]	1,460,310
Forward Air Corp.	15,864		1,431,885
Hawaiian Holdings Inc.	30,493	[a]	400,983
Heartland Express Inc.	27,628		395,357
Hub Group Inc., Cl. A	20,086	[a]	1,385,532
Marten Transport Ltd.	34,162		654,544
Matson Inc.	23,117		1,422,158
SkyWest Inc.	29,678	[a]	482,564
Sun Country Airlines Holdings Inc.	18,809	[a]	255,990
			9,610,421
Utilities - 2.2%
American States Water Co.	21,969		1,712,484
Avista Corp.	43,225		1,601,486
California Water Service Group	32,106		1,691,665
Chesapeake Utilities Corp.	10,581		1,220,942
Middlesex Water Co.	10,455	[b]	807,126
Northwest Natural Holding Co.	20,565		892,110
South Jersey Industries Inc.	72,612		2,426,693
Unitil Corp.	9,563		444,201
			10,796,707
Total Common Stocks (cost $388,562,604)			475,550,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Core S&P Small-Cap ETF (cost $3,442,405)		38,262		3,336,064
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,758,862)	3.03	1,758,862	[d]	1,758,862

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,112,418)	3.03	5,112,418	[d]	5,112,418
Total Investments (cost $398,876,289)		101.0%		485,757,417
Liabilities, Less Cash and Receivables		(1.0%)		(4,794,549)
Net Assets		100.0%		480,962,868

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $40,435,002 and the value of the collateral was $44,164,004, consisting of cash collateral of $5,112,418 and U.S. Government & Agency securities valued at $39,051,586. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	29	12/16/2022	2,751,447	2,421,210	(330,237)
Gross Unrealized Depreciation				(330,237)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	475,550,073	-	-	475,550,073
Exchange-Traded Funds	3,336,064	-	-	3,336,064
Investment Companies	6,871,280	-	-	6,871,280
Liabilities ($)
Other Financial Instruments:
Futures††	(330,237)	-	-	(330,237)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2022, accumulated net unrealized appreciation on investments was $86,881,128, consisting of $152,372,153 gross unrealized appreciation and $65,491,025 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.